Annual Total Returns - Fidelity Municipal Income Fund [BarChart] - 12.31 Fidelity Municipal Income Fund - AMCIZ PRO-08 - Fidelity Municipal Income Fund - Fidelity Advisor Municipal Income Fund: Class A
Mar. 01, 2021
Bar Chart Table:
Annual Return 2019	8.06%
Annual Return 2020	4.28%